Sales by Product	12 Months Ended
Dec. 31, 2013
Sales By Product Category [Abstract]
Sales by Product

Note 13: Sales by Product

The Company derives substantially all of its sales from the distribution of metals. The following table shows the Company’s percentage of sales by major product line:

	Year Ended December 31,
Product Line	2013	2012	2011
	(Percentage of Sales)
Carbon Steel Flat	26%	25%	27%
Carbon Steel Plate	11	13	11
Carbon Steel Long	15	15	10
Stainless Steel Flat	16	15	18
Stainless Steel Plate	4	4	4
Stainless Steel Long	3	4	4
Aluminum Flat	15	14	15
Aluminum Plate	3	3	3
Aluminum Long	4	4	4
Other	3	3	4

Total	100%	100%	100%

No customer accounted for more than 2 percent of Company sales for the years ended December 31, 2013, 2012 and 2011. The top ten customers accounted for less than 11 percent of its sales for the year ended December 31, 2013. A significant majority of the Company’s sales are attributable to its U.S. operations and a significant majority of its long-lived assets are located in the United States. The only operations attributed to foreign countries relate to the Company’s subsidiaries in Canada, China, Mexico and Brazil, which in aggregate comprised 14 percent, 13 percent and 14 percent of the Company’s sales during the years ended December 31, 2013, 2012 and 2011, respectively. Canadian, Chinese, Mexican and Brazilian assets were 15 percent, 16 percent and 15 percent of total Company assets at December 31, 2013, 2012 and 2011, respectively.